17. RELATED PARTIES TRANSACTIONS (Details 5) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Financial expenses	$ 11,944	$ 8,750	$ 8,154
Grupo EMES
Disclosure of transactions between related parties [line items]
Financial expenses	0		(876)
Origenes Retiro
Disclosure of transactions between related parties [line items]
Financial expenses	(17)	(10)	(15)
Total related parties
Disclosure of transactions between related parties [line items]
Financial expenses	$ (17)	$ (10)	$ (891)